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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         January 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Emerging Countries Fund
ING Foreign Fund
ING International Fund
ING International SmallCap Growth Fund
ING Precious Metals Fund
ING Russia Fund
ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Worldwide Growth Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING Emerging Countries Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 93.1%
		AUSTRIA: 0.9%
11,300		Bank Austria Creditanstalt AG	$983,509
			983,509

		BRAZIL: 10.8%
22,300		Banco Itau Holding Financeira SA ADR	1,668,932
36,100		Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	796,727
22,000		Cia Energetica de Minas Gerais ADR	490,600
150,000		Cia Vale do Rio Doce ADR	3,774,000
24,000		Perdigao SA	491,274
85,700		Petroleo Brasileiro SA ADR	3,072,345
73,259		Tele Norte Leste Participacoes SA ADR	1,055,662
			11,349,540
		CHILE: 0.8%
98,200	@	Enersis SA ADR	786,582
			786,582
		CHINA: 4.8%
203,500	L	Byd Co. Ltd.	620,006
1,474,000	@	China Life Insurance Co., Ltd.	984,554
2,530,000		China Petroleum & Chemical Corp.	1,011,538
4,254,000		China Telecom Corp., Ltd.	1,588,463
1,550,000		PetroChina Co., Ltd.	864,833
			5,069,394
		HONG KONG: 1.3%
930,000		China Resources Power Holdings Co.	447,471
304,000		Lifestyle Intl. Holdings Ltd.	467,767
975,000	@	Luen Thai Holdings Ltd.	500,006
			1,415,244
		INDIA: 5.7%
120,000		Larsen & Toubro Ltd.	2,763,395
71,100	#, L	Reliance Industries Ltd. GDR	1,761,858
64,200	@, L	Tata Motors Ltd. ADR	746,646
96,000		Ultra Tech Cement Ltd.	755,927
			6,027,826
		INDONESIA: 2.6%
6,240,500	@	Bumi Resources Tbk PT	626,095
4,095,000	L	Telekomunikasi Indonesia Tbk PT	2,142,151
			2,768,246
		ISRAEL: 3.6%
19,300	@, L	Check Point Software Technologies Ltd.	468,604
110,900		Makhteshim-Agan Industries Ltd.	598,178
95,300		Teva Pharmaceutical Industries Ltd. ADR	2,737,969
			3,804,751
		MALAYSIA: 5.2%
568,000		Commerce Asset Holdings Bhd	714,729
327,000		Gamuda Bhd	473,299
166,800		Genting Bhd	878,190

PORTFOLIO OF INVESTMENTS

ING Emerging Countries Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.1% (continued)
		MALAYSIA: 5.2% (continued)
402,000		Malayan Banking Bhd	$1,301,806
933,000		SP Setia Bhd	1,081,405
360,000		Telekom Malaysia Bhd	1,042,275
			5,491,704
		MEXICO: 6.2%
32,900		America Movil SA de CV ADR	1,745,674
24,205		Cemex SA de CV ADR	907,203
21,700		Grupo Aeroportuario del Sureste SA de CV ADR	577,437
157,600		Grupo Financiero Banorte SA de CV	1,011,607
17,950		Grupo Televisa SA ADR	1,055,999
29,100		Telefonos de Mexico SA de CV ADR	1,083,975
15,910		TV Azteca SA de CV ADR	147,168
3,459		Wal-Mart de Mexico SA de CV	11,919
			6,540,982
		PERU: 1.3%
63,800		Cia de Minas Buenaventura SA ADR	1,357,026
			1,357,026
		PHILIPPINES: 0.1%
462,000		Ayala Land, Inc.	76,384
			76,384
		POLAND: 0.8%
134,400	L	Telekomunikacja Polska SA GDR	841,935
			841,935
		RUSSIA: 3.5%
16,300		LUKOIL ADR	2,017,125
15,100	L	OAO Gazprom ADR	529,708
32,300	@	Vimpel-Communications ADR	1,169,260
			3,716,093
		SOUTH AFRICA: 9.8%
87,700		ABSA Group Ltd.	1,124,438
11,300	L	AngloGold Ashanti Ltd. ADR	370,301
16,100		Edgars Consolidated Stores Ltd.	809,324
608,400		FirstRand Ltd.	1,393,867
8,500		Impala Platinum Holdings Ltd.	713,373
136,882		MTN Group Ltd.	1,033,622
46,000		Sasol Ltd.	930,499
191,852		Standard Bank Group Ltd.	2,086,930
385,700		Steinhoff Intl. Holdings Ltd.	857,758
57,300		Telkom SA Ltd.	1,043,960
			10,364,072
		SOUTH KOREA: 15.1%
20,940		Honam Petrochemical Corp.	968,112
20,980		Hyundai Motor Co.	1,192,180
66,650		Kia Motors Corp.	819,951
61,121	L	Kookmin Bank	2,639,290
10,100		LG Electronics, Inc.	695,594
11,740		POSCO	2,131,740
11,490		Samsung Electronics Co., Ltd.	5,548,150
10,380		Samsung Fire & Marine Insurance Co., Ltd.	810,491
6,430		SK Telecom Co., Ltd.	1,117,856
			15,923,364

PORTFOLIO OF INVESTMENTS

ING Emerging Countries Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.1% (continued)
		TAIWAN: 12.1%
375,000		Acer, Inc.	$589,413
525,000	L	Asustek Computer, Inc. GDR	1,428,000
29,200	L	Cathay Financial Holding Co., Ltd. GDR	571,152
960,144		Chinatrust Financial Holding Co.	1,079,188
1		Compal Electronics, Inc.	1
501,379		Evergreen Marine Corp.	478,757
563,000		Fubon Financial Holding Co., Ltd.	563,439
131,168		HON HAI Precision Industry	576,628
79,588	L	HON HAI Precision Industry GDR	703,971
2,234,000		Mega Financial Holding Co., Ltd.	1,482,760
1,203,561		Nan Ya Plastics Corp.	1,770,711
115,925		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,014,344
1,474,888		Taiwan Semiconductor Manufacturing Co., Ltd.	2,453,182
			12,711,546
		THAILAND: 4.3%
259,600		Advanced Info Service PCL	712,812
384,800		Bangkok Bank PCL	1,156,425
457,600	@	Kasikornbank PCL	688,311
1,919,000		Land and Houses PCL	532,185
112,700		PTT PCL	537,414
133,000		Siam Cement PCL	922,970
			4,550,117
		TURKEY: 4.2%
144,108	@	Arcelik	933,384
198,591		Haci Omer Sabanci Holding AS	840,164
146,761		KOC Holding AS	950,567
98,100		Turkcell Iletisim Hizmet AS	719,865
248,605	@	Turkiye Garanti Bankasi AS	995,909
			4,439,889
		Total Common Stock (Cost $61,543,609)	98,218,204
EQUITY LINKED SECURITIES: 3.7%
		INDIA: 3.7%
254,042	@	Bharti Televentures Ltd., Inc.	1,341,342
86,400	@	ICICI Bank Ltd.	713,664
17,500	@	Infosys Technologies Ltd.	828,625
35,600	@	Tata Consultancy Services	1,060,524
			3,944,155
		Total Equity Linked Securities (Cost $2,538,657)	3,944,155
		Total Long-Term Investments (Cost $64,082,266)	102,162,359

Principal Amount	Value

SHORT-TERM INVESTMENTS: 4.7%
	Securities Lending CollateralCC:4.7%
$4,935,000	The Bank of New York Institutional Cash Reserves Fund	4,935,000
	Total Short-Term Investments (Cost $4,935,000)	4,935,000

PORTFOLIO OF INVESTMENTS

ING Emerging Countries Fund	as of January 31, 2005 (Unaudited)(continued)

Principal Amount				Value

		Total Investments In Securities (Cost $69,017,266)*	101.5%	$107,097,359
		Other Assets and Liabilities—Net	(1.5)	(1,630,119)
		Net Assets	100.0%	$105,467,240
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2005.
	*	Cost for federal income tax purposes is $ 70,491,119.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$37,232,942
		Gross Unrealized Depreciation	(626,702)
		Net Unrealized Appreciation	$36,606,240

Industry	Percentage of Net Assets
Apparel	0.5%
Auto Manufacturers	2.6
Banks	14.7
Building Materials	2.5
Chemicals	4.8
Coal	0.6
Computers	2.3
Diversified Financial Services	4.5
Electric	1.6
Electrical Components and Equipment	6.5
Electronics	2.6
Engineering and Construction	3.6
Food	1.2
Holding Companies-Diversified	1.7
Home Builders	0.5
Home Furnishings	1.7
Insurance	1.7
Internet	0.4
Iron/Steel	2.0
Lodging	0.8
Media	1.1
Mining	5.9
Oil and Gas	8.5
Pharmaceuticals	2.6
Real Estate	1.1
Retail	1.2
Semiconductors	3.3
Telecommunications	15.8
Transportation	0.5
Securities Lending Collateral	4.7
Other Assets and Liabilities, Net	(1.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 93.6%
		ARGENTINA: 0.1%
10,042		Grupo Financiero Galicia SA ADR	$86,462
			86,462
		AUSTRALIA: 2.1%
22,668		Amcor Ltd.	124,804
101,269		AMP Ltd.	598,630
62,266		BHP Billiton Ltd.	792,707
65,497		John Fairfax Holdings Ltd.	223,719
140,240		Macquarie Airports	376,029
78,204		Macquarie Infrastructure Group	230,902
46,837		Newcrest Mining Ltd.	618,618
46,051		Patrick Corp. Ltd.	222,331
35,996	@	Southcorp Ltd.	123,186
			3,310,926
		AUSTRIA: 2.6%
16,448		Bank Austria Creditanstalt AG	1,431,571
10,210		Erste Bank der Oesterreichischen Sparkassen AG	505,696
4,643		Flughafen Wien AG	334,730
2,934		OMV AG	915,003
24,237		Telekom Austria AG	456,025
8,981		Wienerberger AG	414,447
			4,057,472
		BELGIUM: 1.6%
3,365		Almancora Comm. Va	290,892
7,731		Almanij NV	802,531
5,779	@	Belgacom SA	238,987
10,302		Fortis	278,281
4,316		InBev	160,063
9,844		KBC Bancassurance Holding	761,528
			2,532,282
		BRAZIL: 0.5%
2,200		Aracruz Celulose SA ADR	76,890
5,000		Cia de Concessoes Rodoviarias	100,344
13,982	L	Cia Vale do Rio Doce	422,956
4,460		Petroleo Brasileiro SA ADR	159,891
			760,081
		CANADA: 1.5%
55,092	@	Bema Gold Corp.	155,408
15,729		Canadian Natural Resources Ltd.	693,940
1,177	@	Centerra Gold, Inc.	19,494
37,182	@	Eldorado Gold Corp.	100,091
9,418		EnCana Corp.	556,844
7,040	@	Ivanhoe Mines Ltd.	46,356
2,514	@	OPTI Canada, Inc.	41,517
4,511		Petro-Canada	232,649
4,523		Talisman Energy, Inc.	134,879
22,354	@	Telesystem Intl. Wireless, Inc.	315,415
			2,296,593

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.6% (continued)
		CHINA: 0.5%
166,000		Beijing Capital International Airport Co., Ltd.	$70,729
197,136		Datang Intl. Power Generation Co., Ltd.	140,327
35,100		Shenzhen Chiwan Wharf Holdings Ltd.	73,486
222,498		Weiqiao Textile Co.	338,131
84,393	@	Wumart Stores, Inc.	134,165
			756,838
		CYPRUS: 0.0%
3,120	@	Bank of Cyprus Public Co., Ltd.	12,163
			12,163
		CZECH REPUBLIC: 1.6%
20,076		Cesky Telecom AS	363,987
15,613		CEZ	237,934
13,076		Komercni Banka AS	1,956,442
			2,558,363
		DENMARK: 0.9%
1,297		Bryggerigruppen	101,536
987		Chr Hansen Holding A/S	132,013
24,513		Danske Bank A/S	716,595
3,500		GN Store Nord	37,747
2,180		Kobenhavns Lufthavne	476,157
			1,464,048
		FINLAND: 1.0%
13,508		Fortum Oyj	241,604
3,400		KCI Konecranes Oyj	152,419
52,693		Nokia Oyj	806,149
5,350		Stockmann Oyj Abp	163,819
12,700		UPM-Kymmene Oyj	268,070
			1,632,061
		FRANCE: 9.3%
1,956		Accor SA	85,585
687		Air Liquide	118,165
55,611	@	Alcatel SA	797,597
84,289	@	Alstom	78,011
6,888	@	Altran Technologies SA	75,536
3,089	@	Atos Origin	198,261
6,874		Autoroutes du Sud de la France	374,215
14,406		BNP Paribas	1,039,248
11,709		Bouygues	458,661
7,301		Carrefour SA	376,552
4,617		Cie de Saint-Gobain	285,182
17,166	@	France Telecom SA	539,068
1,335		Gecina SA	136,913
46,559		Havas SA	258,030
5,601	@	JC Decaux SA	149,611
848		L’Oreal SA	63,535
2,247		Lafarge SA	231,977
13,994		LVMH Moet Hennessy Louis Vuitton SA	972,611
2,268		Pernod-Ricard	321,032
2,183		Pinault-Printemps-Redoute	230,137
4,170		Publicis Groupe	131,422
3,031		Renault SA	247,603
25,257		Sanofi-Aventis	1,880,986
1,100	@	Societe Des Autoroutes Paris-Rhin-Rhone	66,246
16,831		Societe Television Francaise 1	547,432
14,223		Suez SA	383,167
8,388		Thales SA	383,055
13,225		Total SA	2,842,698
896		Unibail	106,637

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.6% (continued)
		FRANCE: 9.3% (continued)
13,398		Veolia Environnement	$479,595
3,463		Vinci SA	496,386
13,112	@	Vivendi Universal SA	414,727
			14,769,881
		GERMANY: 7.3%
3,114		Adidas-Salomon AG	465,474
3,270		Allianz AG	388,824
9,896		BASF AG	677,144
16,058	@	Bayerische Hypo-und Vereinsbank AG	352,179
3,686		Bilfinger Berger AG	167,258
14,604		Commerzbank AG	310,582
8,652		Deutsche Bank AG	734,825
8,761		Deutsche Post AG	202,976
31,980	@	Deutsche Telekom AG	692,141
21,645		E.ON AG	1,936,306
23,597		Fraport AG Frankfurt Airport Services Worldwide	902,851
1,461		Freenet.de AG	35,087
2,578		Fresenius Medical Care AG	208,505
2,148		Henkel KGaA	181,022
8,291	@	Hypo Real Estate Holding AG	327,699
7,454		KarstadtQuelle AG	70,472
12,597		MAN AG	520,164
14,245		Metro AG	744,620
5,196		Muenchener Rueckversicherungs AG	592,994
186		Puma AG Rudolf Dassler Sport	45,701
13,546		RWE AG	782,054
2,515		Schering AG	169,775
9,233		Siemens AG	737,542
7,797		Volkswagen AG	374,335
			11,620,530
		GREECE: 0.3%
2,862		Coca Cola Hellenic Bottling Co. SA	67,455
14,524		Hellenic Telecommunications Organization SA	259,447
3,301		National Bank of Greece SA	111,484
			438,386
		HONG KONG: 0.3%
88,000		China Merchants Holdings Intl. Co. Ltd.	172,880
129,000	@	Clear Media Ltd.	128,175
226,000		Texwinca Holdings Ltd.	199,926
			500,981
		HUNGARY: 2.1%
2,967		Egis Rt.	206,337
1,168		Gedeon Richter Rt.	153,185
148,159		Matav Magyar Tavkozlesi Rt.	691,385
72,495		OTP Bank Rt.	2,345,684
			3,396,591
		INDONESIA: 0.6%
1,613,993		Bank Mandiri Persero Tbk PT	341,467
856,000		Indofood Sukses Makmur Tbk PT	81,067
84,757		Semen Gresik Persero Tbk PT	170,059
801,704		Telekomunikasi Indonesia Tbk PT	419,382
			1,011,975
		IRELAND: 0.3%
4,167	@	Celtic Resources Holdings PLC	31,620
3,554		Depfa Bank PLC	62,562
210,989	@	Dragon Oil PLC	328,305
			422,487

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.6% (continued)
		ITALY: 3.8%
18,896		Assicurazioni Generali S.p.A.	$625,941
5,895		Autostrada Torino-Milano S.p.A.	157,500
227,266		Banca Intesa S.p.A.	1,006,737
27,257	@	Banca Nazionale del Lavoro S.p.A.	73,303
7,965		Banca Popolare di Milano SCRL	70,582
124,078		Beni Stabili S.p.A.	128,801
9,814		Buzzi Unicem S.p.A.	160,121
36,457		Capitalia S.p.A.	164,939
61,176		Cassa di Risparmio di Firenze S.p.A.	153,565
18,407		Credito Emiliano S.p.A.	183,959
69,696		Enel S.p.A.	655,587
34,810		ENI S.p.A.	848,888
25,718		Mediaset S.p.A.	358,560
22,467		Mediobanca S.p.A.	381,789
23,578		Saipem S.p.A.	298,472
10,470		Societa Iniziative Autostradali e Servizi S.p.A.	160,526
59,090		Telecom Italia S.p.A.	234,335
59,185	@	Terna S.p.A.	163,366
49,437		UniCredito Italiano S.p.A.	272,095
			6,099,066
		JAPAN: 13.6%
930		Acom Co Ltd	65,345
5,175		Aeon Credit Service Co., Ltd.	363,933
600		Aiful Corp.	68,017
5,900		Aisin Seiki Co., Ltd.	139,495
15,000		Asahi Glass Co., Ltd.	158,137
11,000		Bank of Fukuoka Ltd.	70,185
33,000		Bank of Yokohama Ltd.	207,973
9,000		Bridgestone Corp.	176,845
18,037		Canon, Inc.	941,907
10,900		Casio Computer Co., Ltd.	152,638
10,000		Chiba Bank Ltd.	66,199
17,158		Credit Saison Co., Ltd.	582,591
8,000		Dai Nippon Printing Co., Ltd.	126,211
6,000		Daihatsu Motor Co., Ltd.	45,604
18,187		Denso Corp.	472,265
50		East Japan Railway Co.	269,893
2,800		Exedy Corp.	50,869
10,400		Fuji Photo Film Co., Ltd.	374,671
110		Fuji Television Network, Inc.	241,020
4,000		Fujisawa Pharmaceutical Co., Ltd.	103,128
8,400		Hitachi Capital Corp.	165,562
18,831		Hitachi Ltd.	125,356
20,163		Honda Motor Co., Ltd.	1,054,308
3,900	L	Ibiden Co., Ltd.	73,476
2,500		Ito En Ltd.	132,444
4,655		Ito-Yokado Co., Ltd.	186,605
80		Japan Tobacco, Inc.	850,374
14,000		Joyo Bank Ltd.	73,344
30,418		Kao Corp.	707,049
27,126		Koito Manufacturing Co., Ltd.	256,866
1,300		Kyocera Corp.	93,751
90,471		Matsushita Electric Industrial Co., Ltd.	1,343,926
183		Mitsubishi Tokyo Financial Group, Inc.	1,731,391
163		Mizuho Financial Group, Inc.	786,098
1,800		Nidec Corp.	202,306
23,581		Nikko Cordial Corp.	111,457
24		Nippon Telegraph & Telephone Corp.	100,970
39,906		Nissan Motor Co., Ltd.	421,731
3,800		Nissin Food Products Co., Ltd.	101,377
6,900		Nitto Denko Corp.	367,364
43,053		Nomura Holdings, Inc.	566,312
161		NTT DoCoMo, Inc.	279,276

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.6% (continued)
		JAPAN: 13.7% (continued)
500		ORIX Corp.	$66,260
8,000		Ricoh Co., Ltd.	141,224
18,221		Sanyo Electric Co., Ltd.	59,302
2,500		Secom Co., Ltd.	99,428
73,716	@	Seiyu Ltd.	168,647
9,981		Sharp Corp.	152,940
9,100		Shin-Etsu Chemical Co., Ltd.	359,757
39,362		Shiseido Co., Ltd.	547,415
602		SMC Corp.	70,301
15,933		Sony Corp.	589,214
21,000		Sumitomo Heavy Industries Ltd.	94,125
98		Sumitomo Mitsui Financial Group, Inc.	687,555
30,830		Sumitomo Trust & Banking Co., Ltd.	209,533
5,800		Takeda Pharmaceutical Co., Ltd.	275,134
3,030		Takefuji Corp.	212,631
1,400		TDK Corp.	97,270
6,100		Terumo Corp.	176,422
31,600		Tokyo Broadcasting System, Inc.	527,869
12,000		Toppan Printing Co., Ltd.	128,574
50,100		Toyota Motor Corp.	1,950,881
7,902		Uni-Charm Corp.	356,048
7,700		Yamaha Motor Co., Ltd.	126,617
2,742		Yamanouchi Pharmaceutical Co., Ltd.	99,727
			21,605,143
		LUXEMBOURG: 0.1%
4,616	@, L	Millicom Intl. Cellular SA	98,736
2,458	@	SBS Broadcasting SA	92,544
			191,280
		MALAYSIA: 0.1%
50,300		IOI Corp. Bhd	123,191
29,700		Kuala Lumpur Kepong Bhd	53,108
			176,299
		MEXICO: 1.1%
22,433	@	Consorcio ARA SA de CV	81,596
49,513		Fomento Economico Mexicano SA de CV	265,288
3,800		Grupo Aeroportuario del Sureste SA de CV ADR	101,118
178,902		Grupo Financiero Banorte SA de CV	1,148,340
52,992		Grupo Financiero Inbursa SA	106,060
16,432	@	Urbi Desarrollos Urbanos SA de C.V	88,774
			1,791,176
		NETHERLANDS: 1.9%
27,278		ABN AMRO Holding NV	739,159
10,140		Aegon NV	137,649
1,100	@, #	Efes Breweries Intl. NV GDR	35,343
13,383		Heineken NV	458,706
14,483		Koninklijke Philips Electronics NV	378,315
6,668		Royal Dutch Petroleum Co.	389,572
3,511	@	Royal Numico NV	134,577
4,385		TPG NV	120,192
9,817		Unilever NV	639,751
			3,033,264
		NEW ZEALAND: 0.1%
24,255		Auckland International Airport Ltd.	136,231
			136,231

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.6% (continued)
		NORWAY: 1.6%
11,926		DNB NOR ASA	$109,407
7,910		Norsk Hydro ASA	603,852
6,700		Orkla ASA	219,352
7,810		Smedvig ASA	131,795
73,615		Statoil ASA	1,122,263
13,994		Telenor ASA	128,995
1,900	@	TGS Nopec Geophysical Co. ASA	48,149
27,400		Tomra Systems ASA	144,357
			2,508,170
		PAPUA N.GUINEA: 0.1%
123,617	@	Lihir Gold Ltd.	99,505
			99,505
		PHILIPPINES: 0.2%
374,000		Ayala Corp.	53,647
48,400		Bank of the Philippine Islands	51,389
2,346		Globe Telecom, Inc.	39,392
6,100	@, L	Philippine Long Distance Telephone ADR	158,600
			303,028
		POLAND: 4.3%
12,854	@	Agora SA	234,530
2,435		Bank BPH	384,472
57,150	@	Bank Millennium SA	58,199
36,597		Bank Pekao SA	1,569,688
19,644		Bank Zachodni WBK SA	591,845
8,468	@	Budimex SA	133,297
13,619	@	CCC SA	40,251
5,755	@	Cersanit Krasnystaw SA	199,669
4,572		Grupa Kety SA	201,825
5,162	@	Inter Cars SA	67,160
1,975	@	Inter Groclin Auto SA	59,846
8,149		Orbis SA	60,473
4,510		Polska Grupa Farmaceutyczna SA	91,349
220,228	@	Powszechna Kasa Oszczednosci Bank Polski SA	1,874,823
10,496		Sniezka SA	90,702
1,308	@	Stomil Sanok	57,777
118,012		Telekomunikacja Polska SA	739,289
7,892	@	ZM Duda SA	355,386
			6,810,581
		PORTUGAL: 0.8%
134,020		Banco Comercial Portugues SA	370,413
33,920		Brisa-Auto Estradas de Portugal SA	317,205
59,721		Energias de Portugal SA	176,281
6,004	@	Jeronimo Martins	81,474
33,334	@	Media Capital SGPS	235,537
7,839		Portugal Telecom SGPS SA	97,166
			1,278,076
		ROMANIA: 1.4%
642,800	@	Impact	179,658
1,069,500	@	Rolast AG	66,468
490,000		Romanian Bank for Development SA	806,399
7,595,000		SNP Petrom SA	1,094,338
585,000	@	Socep Constanta	106,633
			2,253,496
		RUSSIA: 3.5%
2,000		AvtoVAZ	55,000
15,500		LUKOIL ADR	1,918,125
14,100	L	MMC Norilsk Nickel ADR	810,749
5,547		Moscow City Telephone ADR	75,717
1,706		North-West Telecom ADR	44,996

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.6% (continued)
		RUSSIA: 3.5% (continued)
17,292	L	OAO Gazprom ADR	$606,603
11,154	@	RBC Information Systems	31,789
3,010		Sberbank RF	1,547,140
1,289		Sibirtelecom OAO ADR	64,450
21,094		Uralsvyazinform ADR	157,783
10,798	L	VolgaTelecom ADR	73,858
10,266	@	Wimm-Bill-Dann Foods OJSC ADR	171,853
			5,558,063
		SOUTH AFRICA: 0.4%
57,141		Nedcor Ltd.	698,198
			698,198
		SOUTH KOREA: 0.6%
2,002		Samsung Electronics Co., Ltd.	966,701
			966,701
		SPAIN: 1.2%
4,859		Altadis SA	212,132
19,521	@	Cintra Concesiones de Infraestructuras de Transporte SA	231,564
9,411		Endesa SA	214,334
12,687	@	Fadesa Inmobiliaria SA	287,199
2,110		Gas Natural SDG SA	61,018
7,485		Grupo Empresarial Ence SA	236,301
4,866		Grupo Ferrovial SA	290,898
16,530		Promotora de Informaciones SA	321,876
			1,855,322
		SWEDEN: 4.6%
7,226		Autoliv, Inc.	338,747
4,300		Electrolux AB	91,616
4,863	@	Elekta AB	151,041
18,300		ForeningsSparbanken AB	427,202
15,714		Getinge AB	204,749
11,450	@	Modern Times Group AB	304,824
7,775		Nobia AB	127,420
163,000		Nordea Bank AB	1,511,791
73,724		Skandia Forsakrings AB	382,353
68,200		Skandinaviska Enskilda Banken AB	1,215,980
123,063		Skanska AB	1,426,756
3,500		Svenska Cellulosa AB	134,019
32,395		Svenska Handelsbanken	767,436
45,563	@	Telefonaktiebolaget LM Ericsson	133,788
10,500		TeliaSonera AB	59,596
			7,277,318
		SWITZERLAND: 4.6%
2,200		Adecco SA	114,337
17,782	@	Credit Suisse Group	716,536
3,760		Holcim Ltd.	235,188
5,771		Nestle SA	1,515,981
35,187		Novartis AG	1,689,101
14,201		Roche Holding AG	1,514,917
206		SGS SA	145,815
6,778		Swatch Group AG	948,329
3,804		UBS AG	309,311
394	@	Unique Zurich Airport	49,169
			7,238,684

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.6% (continued)
		TURKEY: 5.4%
223,197		Akbank TAS	$1,395,504
10,443		Aksigorta AS	47,308
3,755	@	Alarko Gayrimenkul Yatirim Ortakligi AS	95,597
18,906		Aygaz AS	51,247
4,305		Cimsa Cimento Sanayi VE Tica	17,246
29,366	@	Denizbank AS	87,955
336,380	@	Dogan Sirketler Grubu Holdings	906,753
3,933	@	Dogan Yayin Holding	10,778
14,108	@	Dogus Otomotiv Servis ve Ticaret AS	46,481
263,165	@	Haci Omer Sabanci Holding AS	1,113,352
60,507		Hurriyet Gazetecilik AS	156,761
9,688	@	Is Finansal Kiralama AS	57,308
79,782	@	Is Gayrimenkul Yatirim Ortakligi AS	130,829
129,270		KOC Holding AS	837,279
29,070		Migros Turk TAS	226,378
57,283		Turk DIS Ticaret Bankasi	148,408
28,536		Turkcell Iletisim Hizmet AS	209,399
388,543	@	Turkiye Garanti Bankasi AS	1,556,499
195,292		Turkiye Is Bankasi	1,147,916
61,664	@	Yapi ve Kredi Bankasi	249,334
			8,492,332
		UKRAINE: 0.1%
306	I, XX	Centrenergo ADR	16,766
87		Ukrnafta Oil Co. ADR	18,372
16,172		UkrTelecom ADR	152,837
			187,975
		UNITED KINGDOM: 11.2%
6,423		Allied Domecq PLC	59,505
34,256		Associated British Ports Holdings PLC	300,547
26,719		BAA PLC	314,412
62,485		Barclays PLC	686,130
12,247		Boots Group PLC	154,034
317,875		BP PLC	3,154,657
7,840		British Land Co. PLC	127,343
21,350		British Sky Broadcasting PLC	227,784
14,530		Burberry Group PLC	110,025
49,140		Cadbury Schweppes PLC	441,009
49,336		Compass Group PLC	224,532
75,942		Diageo PLC	1,035,641
2,835		Forth Ports PLC	74,164
63,630		GlaxoSmithKline PLC	1,407,534
22,266		Highland Gold Mining Ltd.	85,831
46,367		Hilton Group PLC	258,214
13,017		Imperial Tobacco Group PLC	342,321
7,834		J Sainsbury PLC	41,815
8,464		Lloyds TSB Group PLC	79,257
23,044		Marks & Spencer Group PLC	156,967
23,851		National Grid Transco PLC	232,378
21,371		Pearson PLC	248,426
79,170		Peninsular and Oriental Steam Navigation Co.	458,927
16,718	@	Peter Hambro Mining PLC	180,362
14,544		Rank Group PLC	73,624
9,525		Reckitt Benckiser PLC	283,556
23,313		Reed Elsevier PLC	212,214
37,938		Royal Bank of Scotland Group PLC	1,259,726
12,350		Scottish & Newcastle PLC	102,015
8,600		Scottish & Southern Energy PLC	144,409
95,869		Shell Transport & Trading Co. PLC	842,232
42,491		Smith and Nephew PLC	416,221
154,458		Tesco PLC	898,402
1,024,239		Vodafone Group PLC	2,647,437
9,849		William Hill PLC	107,718
31,014		WPP Group PLC	337,736
			17,727,105

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.6% (continued)
		UNITED STATES: 0.2%
16,322	L	News Corp.	$286,796
			286,796
		VENEZUELA: 0.1%
10,148	@	Cia Anonima Nacional Telefonos de Venezuela ADR	201,032
			201,032
		Total Common Stock (Cost $127,345,992)	148,402,961
PREFERRED STOCK: 0.4%
		GERMANY: 0.4%
682		Henkel KGaA	61,120
25,724		ProSieben SAT.1 Media AG	473,144
985		Rhoen Klinikum AG	64,713
			598,977
		Total Preferred Stock (Cost $503,914)	598,977
EQUITY LINKED SECURITIES: 0.7%
		GUERNSEY: 0.3%
79,636		Calyon Financial Products Guernsey Ltd.	420,478
			420,478
		INDIA: 0.1%
35,221		ICICI Bank Ltd.	290,925
			290,925
		PHILIPPINES: 0.3%
28		Morgan Stanley, due 10/17/05	438,233
			438,233
		Total Equity Linked Securities (Cost $993,412)	1,149,636

Principal Amount	Value

CORPORATE BONDS: 1.0%
		HUNGARY: 0.8%
$102,940,000	(1)	Hungary Government Bond, 5.500%, due 02/12/14	$483,079
84,730,000	(1)	Hungary Government Bond, 6.250%, due 06/12/08	426,899
52,710,000	(1)	Hungary Government Bond, 6.750%, due 02/12/13	268,366
21,060,000	(1)	Hungary Government Bond, 7.000%, due 06/24/09	107,970
16,260,000	(1)	Hungary Government Bond, 7.000%, due 06/24/09	83,362
			1,369,676
		VENEZUELA: 0.2%
274,000		Venezuela Government Intl. Bond, 9.250%, due 09/15/27	282,905
			282,905
		Total Corporate Bonds (Cost $1,377,597)	1,652,581
		Total Long-Term Investments (Cost $130,220,915)	151,804,155

PORTFOLIO OF INVESTMENTS

ING Foreign Fund	as of January 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 1.0%
		Securities Lending CollateralCC:1.0%
$1,526,309		The Bank of New York Institutional Cash Reserve Fund		$1,526,309
		Total Short-Term Investments (Cost $1,526,309)		1,526,309
		Total Investments In Securities (Cost $131,747,224)*	96.7%	$153,330,464
		Other Assets and Liabilities—Net	3.3	5,229,337
		Net Assets	100.0%	$158,559,801
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2005.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	(1)	Principal amount presented in Hungarian Forint.
	*	Cost for federal income tax purposes is $132,581,151.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$21,485,554
		Gross Unrealized Depreciation		(736,241)
		Net Unrealized Appreciation		$20,749,313

Industry	Percentage of Net Assets
Advertising	0.6%
Aerospace/Defense	0.2
Agriculture	1.0
Apparel	0.4
Auto Manufacturers	2.6
Auto Parts and Equipment	1.0
Banks	23.8
Beverages	1.8
Building Materials	1.2
Chemicals	1.0
Commercial Services	1.4
Computers	0.2
Cosmetics/Personal Care	1.1
Distribution/Wholesale	0.1
Diversified Financial Services	3.7
Electric	3.1
Electrical Component and Equipment	0.9
Electronics	0.4
Engineering and Construction	3.5
Entertainment	0.2
Environmental Control	0.1
Food Service	0.1
Food	3.9
Forest Products and Paper	0.5
Hand/Machine Tools	0.3
Healthcare-Products	0.6
Healthcare-Services	0.2
Holding Companies-Diversified	2.7
Home Builders	0.1
Home Furnishings	1.4
Household Products/Wares	0.3
Insurance	1.7
Investment Companies	0.4
Leisure Time	0.1
Lodging	0.1
Machinery-Diversified	0.4
Media	3.2
Mining	2.3
Miscellaneous Manufacturing	0.7
Office/Business Equipment	0.7
Oil and Gas Services	0.3
Oil and Gas	10.4
Packaging and Containers	0.1
Pharmaceuticals	4.8
Real Estate	0.7
Retail	1.4
Sovereign	1.0
Telecommunications	7.2
Textiles	0.4
Transportation	0.9
Water	0.5
Securities Lending Collateral	1.0
Other Assets and Liabilities, Net	3.3
Net Assets	100.0%

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Centrenergo ADR	306	12/17/03	$3,623	$16,766	0.0%

PORTFOLIO OF INVESTMENTS

ING International Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.1%
		BELGIUM: 4.5%
12,000		Barco NV	$1,097,195
21,900	@	Belgacom SA	905,660
2,586		Electrabel	1,140,127
73,500		Fortis	1,985,407
			5,128,389
		CANADA: 1.9%
14,703		EnCana Corp.	869,323
75,200		Placer Dome, Inc.	1,278,840
			2,148,163
		CHINA: 0.3%
12,000		Jiangxi Copper Co., Ltd.	6,428
824,000		Maanshan Iron & Steel	298,835
			305,263
		DENMARK: 3.7%
57,700		H Lundbeck A/S	1,159,741
73,700		TDC A/S	3,065,898
			4,225,639
		FINLAND: 1.1%
58,100		UPM-Kymmene Oyj	1,226,368
			1,226,368
		FRANCE: 5.1%
12,097		Lafarge SA	1,248,875
15,730		Schneider Electric SA	1,202,790
13,078		Societe Generale	1,303,057
5,339		Total SA	1,147,612
7,400		Total SA ADR	795,870
			5,698,204
		GERMANY: 5.4%
13,000		Deutsche Bank AG	1,104,106
25,700		Deutsche Boerse AG	1,597,153
17,200		RWE AG	993,011
19,000		Schering AG	1,282,594
13,974		Siemens AG	1,116,258
			6,093,122
		GREECE: 2.4%
29,740		Alpha Bank AE	1,004,102
64,000		OPAP SA	1,713,594
			2,717,696
		HONG KONG: 4.4%
1,211,000		Cathay Pacific Airways Ltd.	2,171,844
340,000		Hang Lung Properties Ltd.	510,145
210,000		Henderson Land Development	996,281
312,000		Hong Kong Exchanges and Clearing Ltd.	778,295
570,000		Sino Land Co.	508,048
			4,964,613

PORTFOLIO OF INVESTMENTS

ING International Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.1% (continued)
		IRELAND: 0.7%
42,300		Irish Life & Permanent PLC	$759,190
			759,190
		ITALY: 1.7%
117,200		Enel S.p.A.	1,102,427
138,500		Snam Rete Gas S.p.A.	823,185
			1,925,612
		JAPAN: 21.9%
94,000		Ajinomoto Co., Inc.	1,138,703
118,000		Amano Corp.	1,165,928
72,000		Chubu Electric Power Co., Inc.	1,705,089
0		Chugai Pharmaceutical Co., Ltd.	0
111,000		Hino Motors Ltd.	794,935
80		INPEX Corp.	399,787
55,000		Isetan Co., Ltd.	652,696
173		Japan Retail Fund Investment Corp.	1,463,197
38,000		Kao Corp.	883,288
87,000		Koyo Seiko Co. Ltd.	1,200,915
14,400		Kyocera Corp.	1,038,467
183		Mitsubishi Tokyo Financial Group, Inc.	1,731,391
130,000		Nomura Holdings, Inc.	1,709,998
22,000		Promise Co., Ltd.	1,549,320
105,000		Sekisui House Ltd.	1,217,277
46,000		Shinsei Bank Ltd.	278,645
293,000		Sumitomo Trust & Banking Co., Ltd.	1,991,349
19,250	@	T&D Holdings, Inc.	903,558
16,200		Takeda Pharmaceutical Co., Ltd.	768,478
193,000		Tokuyama Corp.	1,203,350
70,700		Tokyo Electric Power Co., Inc.	1,686,657
29,100		Toyota Motor Corp.	1,133,147
			24,616,175
		MALAYSIA: 4.7%
891,400		AMMB Holdings Bhd	769,782
72,000		British American Tobacco Malaysia Bhd	900,000
431,000		Commerce Asset Holdings Bhd	542,338
272,200		Malayan Banking Bhd	881,471
465,100		Maxis Communications Bhd	1,162,492
357,900		Tenaga Nasional Bhd	1,007,771
			5,263,854
		MEXICO: 0.7%
228,100		Wal-Mart de Mexico SA de CV	785,956
			785,956
		NETHERLANDS: 5.1%
206,500		Aegon NV	2,803,210
49,800	@	ASML Holding NV	815,324
19,540		Royal Dutch Petroleum Co.	1,141,606
15,300		Unilever NV	997,065
			5,757,205
		NEW ZEALAND: 1.6%
802,350		Fisher & Paykel Healthcare Corp.	1,803,068
			1,803,068

PORTFOLIO OF INVESTMENTS

ING International Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.1% (continued)
		SINGAPORE: 4.0%
154,600	@	CapitaCommercial Trust	$138,862
1,476,000		CapitaLand Ltd.	2,064,789
82,000		DBS Group Holdings Ltd.	792,242
178,000		United Overseas Bank Ltd.	1,513,730
			4,509,623
		SPAIN: 2.1%
81,793		Banco Bilbao Vizcaya Argentaria SA	1,379,786
52,800		Telefonica SA	961,071
			2,340,857
		SWEDEN: 1.0%
95,134		Swedish Match AB	1,144,510
			1,144,510
		SWITZERLAND: 8.5%
24,220	@	Credit Suisse Group	975,959
4,300		Nestle SA	1,129,564
17,098		Novartis AG	820,765
19,280		Novartis AG ADR	923,126
21,714		Roche Holding AG	2,316,379
85,200		STMicroelectronics NV	1,422,141
24,266		UBS AG	1,973,120
			9,561,054
		UNITED KINGDOM: 14.3%
278,000		BP PLC	2,758,930
127,600		Diageo PLC	1,740,116
123,744		GlaxoSmithKline PLC	2,737,292
72,100		Imperial Tobacco Group PLC	1,896,088
1,364,700		Legal & General Group PLC	2,961,020
27,277		Rio Tinto PLC	854,131
61,000		Severn Trent PLC	1,060,954
826,549		Vodafone Group PLC	2,136,450
			16,144,981
		UNITED STATES: 2.0%
32,900		Schlumberger Ltd.	2,238,516
			2,238,516
		Total Common Stock
		(Cost $93,944,046)	109,358,058

Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.6%
	Repurchase Agreement: 2.6%
$2,934,000	Morgan Stanley Repurchase Agreement dated
	01/31/05, 2.500% due 02/01/05, $2,934,204 to be
	received upon repurchase (Collateralized by $2,850,000
	Federal National Mortgage Association, 5.250%, Market Value plus
	accrued interest $3,002,713, due 05/01/09).	$2,934,000
	Total Short-Term Investments
	(Cost $2,934,000)	2,934,000

PORTFOLIO OF INVESTMENTS

ING International Fund	as of January 31, 2005 (Unaudited)(continued)

Principal Amount				Value

		Total Investments In Securities
		(Cost $96,878,046)*	99.7%	$112,292,058
		Other Assets and Liabilities—Net	0.3	299,924
		Net Assets	100.0%	$112,591,982
	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $98,036,892.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,661,045
		Gross Unrealized Depreciation		(1,405,879)
		Net Unrealized Appreciation		$14,255,166

Percentage of Net
Industry	Assets
Agriculture	3.5%
Airlines	1.9
Auto Manufacturers	1.7
Auto Parts and Equipment	1.1
Banks	16.2
Beverages	1.5
Building Materials	1.1
Chemicals	1.1
Cosmetics/Personal Care	0.8
Diversified Financial Services	5.7
Electric	6.8
Electronics	1.9
Entertainment	1.5
Food	2.9
Forest Products and Paper	1.1
Gas	0.7
Hand/Machine Tools	1.1
Healthcare-Products	1.6
Home Builders	1.1
Insurance	5.9
Iron/Steel	0.3
Mining	1.9
Miscellaneous Manufacturing	2.0
Oil and Gas Services	2.0
Oil and Gas	6.3
Pharmaceuticals	8.9
Real Estate Investment Trust	1.4
Real Estate	3.6
Retail	1.3
Semiconductors	2.0
Telecommunications	7.3
Water	0.9
Repurchase Agreement	2.6
Securities Lending Collateral	—
Other Assets and Liabilities, Net	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS

ING International SmallCap Growth Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.1%
		AUSTRIA: 1.2%
87,928		Wienerberger AG	$4,057,626
			4,057,626
		BELGIUM: 3.5%
144,764		AGFA-Gevaert NV	4,924,241
22,300		Colruyt SA	3,745,118
37,326	@	Mobistar SA	3,296,464
			11,965,823
		BERMUDA: 0.1%
9,386		Ship Finance Intl. Ltd.	213,625
			213,625
		CANADA: 5.7%
144,400	@	ACE Aviation Holdings Inc	4,044,247
94,800		AGF Management Ltd.	1,325,634
87,100		IPSCO, Inc.	4,104,563
132,500		Novelis, Inc.	2,954,886
54,000	@	Precision Drilling Corp.	3,682,800
95,700	@	RONA, Inc.	3,483,225
			19,595,355
		DENMARK: 2.7%
407,000		GN Store Nord	4,389,402
123,000	L	H Lundbeck A/S	2,472,238
68,300	@	Jyske Bank	2,441,972
			9,303,612
		FINLAND: 1.6%
37,400		Nokian Renkaat Oyj	5,374,992
			5,374,992
		FRANCE: 5.3%
80,865	@	Compagnie Generale de Geophysique SA	6,160,137
307,800		Elior	3,588,427
95,900	@	JC Decaux SA	2,561,631
78,500		Neopost SA	6,063,174
			18,373,369
		GERMANY: 7.3%
91,700	@	GPC Biotech AG	1,295,806
103,200	@	Heidelberger Druckmaschinen	3,504,584
219,200	@	Hypo Real Estate Holding AG	8,663,799
78,800		Schwarz Pharma AG	3,554,103
152,000		Stada Arzneimittel AG	4,404,642
44,100	@	Wincor Nixdorf AG	3,558,417
			24,981,351
		GREECE: 1.5%
120,960		Cosmote Mobile Telecommunications SA	2,292,629
87,700		Germanos SA	2,714,679
			5,007,308

PORTFOLIO OF INVESTMENTS

ING International SmallCap Growth Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.1% (continued)
		HONG KONG: 1.7%
3,450,000		New World Development Ltd.	$3,367,302
380,500		Wing Hang Bank Ltd.	2,430,242
			5,797,544
		IRELAND: 4.3%
344,900		Anglo Irish Bank Corp. PLC	8,415,563
324,700	@	Grafton Group PLC	3,965,971
94,300		Kerry Group PLC	2,224,938
			14,606,472
		ITALY: 3.0%
232,800		Buzzi Unicem S.p.A.	3,798,263
68,200	@	e.Biscom	3,302,757
244,206		Saipem S.p.A.	3,091,385
			10,192,405
		JAPAN: 18.8%
448,000		Bank of Fukuoka Ltd.	2,858,433
209,000		Brother Industries Ltd	1,936,759
98,600	@	Circle K Sunkus Co., Ltd.	2,587,589
85,800		FamilyMart Co., Ltd.	2,760,529
1,057,000		Fuji Fire & Marine Insurance Co., Ltd.	3,205,977
23,800		Funai Electric Co., Ltd.	2,731,174
454,000		Hiroshima Bank Ltd.	2,429,782
1,890,000		Hokuhoku Financial Group, Inc.	5,118,720
144,000		Japan General Estate Co., Ltd.	1,744,945
911,000	@	Kenwood Corp	1,955,926
428,000		Kinden Corp.	3,193,692
114,700		Komeri Co., Ltd.	3,086,631
1,259,000		Marubeni Corp.	3,673,732
822,000		Mitsui Mining & Smelting Co., Ltd.	3,875,003
286,000	@	Nippon Electric Glass Co., Ltd.	3,762,760
579		NTT Urban Development Corp.	2,596,839
184,300		Pioneer Corp.	3,143,735
56,840	@	Sega Sammy Holdings, Inc.	3,664,616
86,800		Shima Seiki Manufacturing Ltd.	2,832,952
1,556,000		Taiheiyo Cement Corp	4,084,214
827,000		Teijin Ltd.	3,427,847
			64,671,855
		LUXEMBOURG: 3.2%
1,938,500	@	Gemplus Intl. SA	4,777,715
149,400	@	Millicom Intl. Cellular SA	3,195,666
80,100	@	SBS Broadcasting SA	3,015,765
			10,989,146
		MALAYSIA: 1.0%
2,732,800		Commerce Asset Holdings Bhd	3,438,751
			3,438,751
		NETHERLANDS: 1.5%
71,000		Aalberts Industries NV	3,233,918
114,500	@	ASM Intl. NV	1,981,269
			5,215,187

PORTFOLIO OF INVESTMENTS

ING International SmallCap Growth Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.1% (continued)
		NORWAY: 4.5%
173,200	@	Golar LNG Ltd.	$2,342,979
306,200	L	Smedvig ASA	5,167,191
548,400		Storebrand ASA	4,856,862
283,800		Tandberg ASA	3,079,416
			15,446,448

		PANAMA: 1.5%
242,200		Banco Latinoamericano de Exportaciones SA	5,338,088
			5,338,088
		SINGAPORE: 2.1%
2,857,000		Hi-P Intl. Ltd.	2,897,306
762,000	L	Keppel Corp. Ltd.	4,284,838
			7,182,144
		SOUTH KOREA: 1.0%
420,950		Industrial Bank of Korea	3,405,800
			3,405,800
		SPAIN: 5.6%
66,000	@	Antena 3 de Television SA	5,058,594
280,500		Cortefiel SA	4,855,745
227,800	@, L	Fadesa Inmobiliaria SA	5,156,758
172,700		Red Electrica de Espana	4,035,958
			19,107,055
		SWEDEN: 2.2%
747,100		Eniro AB	7,466,525
			7,466,525
		SWITZERLAND: 4.8%
89,535		Baloise Holding AG	4,220,570
4,348		Geberit AG	3,240,380
16,691		Nobel Biocare Holding AG	2,930,954
6,300		SGS SA	4,459,394
18,600	@	Ypsomed Holding AG	1,791,923
			16,643,221
		THAILAND: 0.7%
3,877,100	L	Siam City Bank PCL	2,613,352
			2,613,352
		UNITED KINGDOM: 13.4%
407,465		BPB PLC	3,982,850
389,100		Burberry Group PLC	2,946,365
168,900		Cobham PLC	4,255,457
358,500		De Vere Group PLC	3,387,593
915,795		HMV Group PLC	4,503,952
791,700		Kesa Electricals PLC	4,775,777
162,800		Man Group PLC	4,180,537
501,200		Pendragon Plc	2,834,539
600,700		Pennon Group PLC	3,245,986
845,100		Rank Group PLC	4,278,009
612,800	@	Stolt Offshore SA	4,297,535
787,400		Taylor Nelson Sofres PLC	3,342,999
			46,031,599
		Total Common Stock
		(Cost $258,286,503)	337,018,653

PORTFOLIO OF INVESTMENTS

ING International SmallCap Growth Fund	as of January 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 3.3%
		Securities Lending CollateralCC:3.3%
$11,327,296		The Bank of New York Institutional
		Cash Reserve Fund		$11,327,296

		Total Short-Term Investments (Cost $11,327,296)		11,327,296

		Total Investments In Securities (Cost $269,613,799)*	101.4%	$348,345,949
		Other Assets and Liabilities—Net	(1.4)	(4,865,207)
		Net Assets	100.0%	$343,480,742

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned
	L	Loaned security, a portion or all of the security is on loan at January 31, 2005.
	*	Cost for federal income tax purposes is $ 269,634,523. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$82,618,426
		Gross Unrealized Depreciation		(3,907,000)
		Net Unrealized Appreciation		$78,711,426

Industry	Percentage of Net Assets
Advertising	1.7%
Aerospace/Defense	1.2
Airlines	1.2
Apparel	0.9
Auto Parts and Equipment	1.6
Banks	13.7
Biotechnology	0.4
Building Materials	5.6
Commercial Services	2.5
Computers	2.4
Distribution/Wholesale	1.1
Diversified Financial Services	1.6
Electric	1.2
Electrical Components and Equipment	1.4
Electronics	1.1
Engineering and Construction	1.9
Food	1.7
Food Service	1.0
Healthcare-Products	1.4
Holding Companies-Diversified	1.2
Home Furnishings	1.5
Insurance	3.6
Iron/Steel	1.2
Leisure Time	1.1
Lodging	1.0
Machinery-Diversified	1.8
Media	4.5
Mining	2.0
Miscellaneous Manufacturing	3.2
Office/Business Equipment	1.8
Oil and Gas	1.1
Oil and Gas Services	5.4
Pharmaceuticals	3.0
Real Estate	2.8
Retail	10.4
Semiconductors	0.6
Telecommunications	5.7
Textiles	1.0
Transportation	0.7
Water	0.9
Securities Lending Collateral	3.3
Other Assets and Liabilities, Net	1.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS

ING Precious Metals Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 80.6%
		AUSTRALIA: 7.7%
300,000		Newcrest Mining Ltd.	$3,962,367
3,500,000	@, I	Oxiana Ltd.	2,441,236
			6,403,603
		CANADA: 50.4%
203,500		Agnico-Eagle Mines Ltd.	2,592,590
190,000		Barrick Gold Corp.	4,153,400
225,000	@	Bema Gold Corp.	634,697
550,000	@	Cambior, Inc.	1,383,034
165,000	@	Centerra Gold, Inc.	2,732,823
547,700	@	Gammon Lake Resources, Inc.	2,763,330
264,400	@	Glamis Gold Ltd.	4,164,759
105,000		Goldcorp, Inc.	1,468,950
150,000	@	Kinross Gold Corp.	3,824,362
283,600		Iamgold Corp.	1,876,323
240,000	@	Meridian Gold, Inc.	4,410,237
150,000	@	PAN American Silver Corp.	2,254,500
233,500		Placer Dome, Inc.	3,981,175
4,000,000	@	Queenstake Resources Ltd.	1,144,469
1,428,500	@	RIO Narcea Gold Mines Ltd.	2,509,877
500,000	@	Shore Gold, Inc.	1,297,602
300,000	@	Wheaton River Minerals Ltd.	974,411
			42,166,539
		JERSEY: 5.5%
400,000	@	Randgold Resources Ltd. ADR	4,644,000
			4,644,000
		PERU: 2.6%
101,000		Cia de Minas Buenaventura SA ADR	2,148,270
			2,148,270
		SOUTH AFRICA: 2.0%
50,000		AngloGold Ashanti Ltd. ADR	1,638,500
			1,638,500
		UNITED KINGDOM: 1.9%
410,200		Highland Gold Mining Ltd.	1,581,242
			1,581,242
		UNITED STATES: 10.5%
65,000		Freeport-McMoRan Copper & Gold, Inc.	2,392,650
600,000	@	Hecla Mining Co.	3,318,000
75,000		Newmont Mining Corp.	3,119,250
			8,829,900
		Total Common Stock
		(Cost $57,946,822)	67,412,054

PORTFOLIO OF INVESTMENTS

ING Precious Metals Fund	as of January 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 19.7%
		Repurchase Agreement: 19.7%
$16,525,000		Morgan Stanley Repurchase Agreement dated 01/31/05, 2.500% due 02/01/05, $16,526,148 to be received upon repurchase (Collateralized by $16,320,000 Federal National Mortgage Association, 5.250%, Market Value plus accrued interest $16,857,880, due 06/15/06).		$16,525,000
		Total Short-Term Investments (Cost $16,525,000)		16,525,000
		Total Investments In Securities (Cost $74,471,822)*	100.3%	$83,937,054
		Other Assets and Liabilities—Net	(0.3)	(244,814)
		Net Assets	100.0%	$83,692,240
	@	Non-income producing security
	ADR	American Depositary Receipt
	I	Illiquid security
	*	Cost for federal income tax purposes is $76,533,522.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,122,970
		Gross Unrealized Depreciation		(2,719,438)
		Net Unrealized Appreciation		$7,403,532

Industry	Percentage of Net Assets
Diamonds/Precious Stones	1.6%
Diversified Minerals	4.3
Gold Mining	61.9
Metal-Diversified	6.8
Precious Metals	3.3
Silver Mining	2.7
Repurchase Agreement	19.7
Other Assets and Liabilities, Net	(0.3)
Net Assets	100.0%

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Oxiana Ltd.	3,500,000	5/13/03	$2,166,615	$2,441,236	2.9%

PORTFOLIO OF INVESTMENTS

ING Russia Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 91.8%
		Banks: 6.3%
22,000		Sberbank RF	$11,308,000
			11,308,000
		Beverages: 1.1%
60,000	@, #	Efes Breweries Intl. NV GDR	1,927,800
			1,927,800
		Cosmetics/Personal Care: 1.2%
100,000		Kalina	2,075,000
			2,075,000
		Electric: 5.0%
4,200,000	I	Konakovskaya Gres	2,310,000
23,000,000		Unified Energy System	6,681,500
			8,991,500
		Internet: 1.3%
790,000	@	RBC Information Systems	2,251,500
			2,251,500
		Investment Companies: 4.6%
325,057	@, I	Novy Neft II Ltd.	4,457,344
197,500	@, I	Novy Neft Ltd.	3,663,625
			8,120,969
		Iron/Steel: 5.7%
600,000		Cherepovets MK Severstal	4,572,000
105,000	@	Mechel Steel Group OAO ADR	2,782,500
2,800,000		Novolipetsk Iron and Steel Corp.	2,814,000
			10,168,500
		Metal Fabricate/Hardware: 1.7%
30,000		Verkhnaya Salda Metallurgical Production Association	3,000,000
			3,000,000
		Mining: 10.1%
230,000	@	Celtic Resources Holdings PLC	1,743,887
283,000		MMC Norilsk Nickel ADR	16,272,500
			18,016,387
		Oil and Gas: 38.4%
295,000		LUKOIL ADR	36,506,250
72,000		OAO Tatneft ADR	2,296,080
390,000		OJSC Surgutneftegaz ADR	16,377,000
2,500,000	@	Sibneft	7,837,500
1,500,000	@	Tyumen Oil Co.	5,505,000
			68,521,830

PORTFOLIO OF INVESTMENTS

ING Russia Fund	as of January 31, 2005 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 91.8% (continued)
		Telecommunications: 16.4%
7,750,000		Central Telecommunications Co.		$2,189,375
50,000		Golden Telecom, Inc.		1,406,000
150,000		Mobile Telesystems		5,397,000
135,000		Moscow City Telephone Network		1,788,750
60,600,000		OAO Sibirtelecom		3,757,200
1,000,000		Rostelecom		1,815,000
95,000,000		Uralsvyazinform		3,515,000
150,000	@	Vimpel-Communications ADR		5,430,000
1,200,000		VolgaTelecom		4,056,000
				29,354,325
		Total Common Stock
		(Cost $124,311,074)		163,735,811
PREFERRED STOCK: 6.3%
		Electric: 0.8%
6,000,000		Unified Energy System		1,512,000
				1,512,000
		Oil and Gas: 0.7%
29,900,000	@	Achinsk Refinery		1,196,000
				1,196,000
		Pipelines: 3.1%
6,000		Transneft		5,580,000
				5,580,000
		Telecommunications: 1.7%
71,082,514		Uralsvyazinform		1,762,847
558,030		VolgaTelecom		1,272,308
				3,035,155
		Total Preferred Stock
		(Cost $7,793,245)		11,323,155
		Total Long-Term Investments
		(Cost $132,104,319)		175,058,966
		Total Investments In Securities (Cost $132,104,319)*	98.1%	$175,058,966
		Other Assets and Liabilities—Net	1.9	3,473,820
		Net Assets	100.0%	$178,532,786
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	*	Cost for federal income tax purposes is $132,541,421.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$43,790,830
		Gross Unrealized Depreciation		(1,273,285)
		Net Unrealized Appreciation		$42,517,545

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Konakovskaya Gres	4,200,000	10/3/03	$2,254,000	$2,310,000	1.3%
Novy Neft II Ltd.	325,057	2/23/04	3,357,995	4,457,344	2.5%
Novy Neft Ltd.	197,500	11/14/03	2,520,870	3,663,625	2.1%
			$8,132,865	$10,430,969	5.8%

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 88.3%
		AUSTRALIA: 6.6%
48,650		Alumina Ltd.	$230,830
30,762		Australia & New Zealand Banking Group Ltd.	491,417
100,307		Foster’s Group Ltd.	404,988
31,080		Santos Ltd.	224,782
25,039		St. George Bank Ltd.	479,472
42,774		Stockland	194,634
18,146		Suncorp-Metway Ltd.	262,118
16,727		TABCORP Holdings Ltd.	229,600
7,938		Wesfarmers Ltd.	241,922
32,250	@	Westfield Group	425,867
			3,185,630
		BELGIUM: 1.7%
9,979	@	Belgacom SA	412,675
15,081		Fortis	407,373
			820,048
		BERMUDA: 0.8%
7,400		Frontline Ltd.	370,187
			370,187
		BRAZIL: 1.0%
11,200		Cia Energetica de Minas Gerais ADR	249,760
8,100	@	Uniao de Bancos Brasileiros SA GDR	249,399
			499,159
		CANADA: 2.3%
5,801		Enerplus Resources Fund	220,032
12,400		Manitoba Telecom Services, Inc.	466,718
18,287		TransCanada Corp.	439,212
			1,125,962
		CHINA: 0.9%
746,000		PetroChina Co., Ltd.	416,236
			416,236
		DENMARK: 1.9%
14,700		Danske Bank A/S	429,729
12,100		TDC A/S	503,357
			933,086
		FINLAND: 0.8%
19,100		UPM-Kymmene Oyj	403,160
			403,160
		FRANCE: 1.7%
9,776		Bouygues	382,942
9,401	@	PagesJaunes SA	225,731
1,787		Unibail	212,678
			821,351

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 88.3% (continued)
		GERMANY: 0.2%
4,718	@	Deutsche Telekom AG	$102,111
			102,111
		HONG KONG: 1.9%
70,000		Citic Pacific Ltd.	196,054
87,000		CLP Holdings Ltd.	494,065
86,000		Hong Kong Exchanges and Clearing Ltd.	214,530
			904,649
		INDONESIA: 0.5%
1,051,500		Bank Mandiri Persero Tbk PT	222,462
			222,462
		IRELAND: 1.0%
25,106		Allied Irish Banks PLC	500,157
			500,157
		ISRAEL: 0.4%
53,045		Bank Hapoalim Ltd.	191,451
			191,451
		ITALY: 6.3%
69,459		Enel S.p.A.	653,357
24,817		ENI S.p.A.	605,195
22,295		Riunione Adriatica di Sicurta S.p.A.	504,262
74,804		Snam Rete Gas S.p.A.	444,603
52,709		TIM S.p.A.	367,273
87,105		UniCredito Italiano S.p.A.	479,415
			3,054,105
		NETHERLANDS: 3.2%
17,190		ABN AMRO Holding NV	465,802
10,546		Akzo Nobel NV	441,124
11,204		Royal Dutch Petroleum Co.	654,584
			1,561,510
		NEW ZEALAND: 1.3%
142,988		Telecom Corp. of New Zealand Ltd.	626,973
			626,973
		NORWAY: 0.9%
45,800		DNB NOR ASA	420,161
			420,161
		PANAMA: 0.4%
8,500		Banco Latinoamericano de Exportaciones SA	187,340
			187,340
		SINGAPORE: 1.0%
59,000		United Overseas Bank Ltd.	501,742
			501,742
		SOUTH AFRICA: 2.3%
97,519		FirstRand Ltd.	223,420
4,782		Impala Platinum Holdings Ltd.	401,335
23,999		Sasol Ltd.	485,457
			1,110,212

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend Fund	as of January 31, 2005 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 88.3% (continued)
	SOUTH KOREA: 2.0%
14,870	Korea Electric Power Corp.	$405,273
11,550	KT&G Corp.	354,778
3,060	S-Oil Corp.	197,327
		957,378
	SPAIN: 2.8%
8,141	Banco Popular Espanol SA	540,169
22,212	Endesa SA	505,875
5,894	Fomento de Construcciones y Contratas SA	286,475
		1,332,519
	SWEDEN: 2.2%
18,500	ForeningsSparbanken AB	431,871
9,800	Sandvik AB	400,200
20,200	Skanska AB	234,193
		1,066,264
	THAILAND: 0.4%
76,600	Advanced Info Service PCL	210,329
		210,329
	UNITED KINGDOM: 11.6%
29,148	Alliance & Leicester PLC	491,685
40,068	Barratt Developments PLC	459,479
22,344	BOC Group PLC	413,677
33,879	Boots Group PLC	426,106
33,444	Diageo PLC	456,085
164,570	Dixons Group PLC	492,437
33,905	Gallaher Group PLC	499,563
99,817	GKN PLC	458,091
18,502	GlaxoSmithKline PLC	409,275
37,022	Kelda Group PLC	420,708
21,457	Provident Financial PLC	279,243
78,383	Rank Group PLC	396,785
23,369	Severn Trent PLC	406,450
		5,609,584
	UNITED STATES: 32.2%
10,117	Altria Group, Inc.	645,769
9,801	Ameren Corp.	491,226
13,200	American Capital Strategies Ltd.	448,800
11,931	Annaly Mortgage Management, Inc.	233,848
13,918	Bank of America Corp.	645,377
20,956	Bristol-Myers Squibb Co.	491,209
10,488	Citigroup, Inc.	514,437
37,965	Citizens Communications Co.	512,147
14,045	ConAgra Foods, Inc.	414,327
5,337	Deluxe Corp.	204,247
5,100	Developers Diversified Realty Corp.	202,725
6,600	Duke Realty Corp.	205,260
8,595	Eastman Chemical Co.	465,419
13,700	Equity Residential	432,098
10,150	First Horizon National Corp	432,086
11,928	General Motors Corp.	439,070
8,000	Health Care Property Investors, Inc.	207,680
3,800	Hospitality Properties Trust	162,070
8,891	IMPAC Mortgage Holdings, Inc.	203,070
4,601	iStar Financial, Inc.	192,552
12,184	Keycorp	407,189
5,400	Kinder Morgan Energy Partners LP	249,804

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend Fund	as of January 31, 2005 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 88.3% (continued)
		UNITED STATES: 32.2% (continued)
7,071		Kinder Morgan, Inc.		$530,608
5,200		Liberty Property Trust		203,060
11,314		Limited Brands, Inc.		268,142
19,547		Merck & Co., Inc.		548,293
10,932		New York Community Bancorp, Inc.		194,918
8,491		Oneok, Inc.		235,201
11,621		Progress Energy, Inc.		514,229
9,702		Public Service Enterprise Group, Inc.		511,781
5,337		Rayonier, Inc.		237,497
18,690		Regal Entertainment Group		371,931
15,307		Regions Financial Corp.		489,824
5,776		Reynolds American, Inc.		464,506
17,041		Sara Lee Corp.		400,123
12,606		Southern Co.		425,705
8,687		Thornburg Mortgage, Inc.		241,933
9,290		UST, Inc.		470,631
11,632		Verizon Communications, Inc.		413,983
5,800		Vornado Realty Trust		401,012
9,860		Washington Mutual, Inc.		397,851
				15,521,638
		Total Common Stock (Cost $40,473,725)		42,655,404

EQUITY LINKED SECURITIES: 2.1%
		INDIA: 0.7%
42,204	@	Hindustan Petroleum Corp.		351,137
				351,137
		LUXEMBOURG: 0.4%
17,000	@	Hero Honda Motors Ltd.		209,100
				209,100
		TAIWAN: 1.4%
128,944	@	Acer, Inc.		202,442
404,235	@	China Steel Corp.		452,744
				655,186
		Total Equity Linked Securities (Cost $1,125,940)		1,215,423
WARRANTS: 1.0%
		LUXEMBOURG: 1.0%
178,000	@	BenQ Corp.		199,360
400,000	@	Mega Financial Holding Co. Ltd.		264,000
				463,360
		Total Warrants (Cost $455,747)		463,360
		Total Long-Term Investments (Cost $42,055,412)		44,334,187
		Total Investments In Securities (Cost $42,055,412)*	91.8%	$44,334,187
		Other Assets and Liabilities—Net	8.2	3,958,998
		Net Assets	100.0%	$48,293,185

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $42,153,120.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,626,695
		Gross Unrealized Depreciation	(445,628)
		Net Unrealized Appreciation	$2,181,067

Industry	Percentage of Net Assets
Advertising	0.5%
Agriculture	5.1
Auto Manufacturers	0.9
Auto Parts and Equipment	1.4
Banks	18.5
Beverages	1.8
Chemicals	2.7
Commercial Services	1.2
Computers	0.4
Diversified Financial Services	2.6
Electric	9.2
Engineering and Construction	1.9
Entertainment	1.2
Food	1.7
Forest Products and Paper	1.3
Gas	1.4
Hand/Machine Tools	0.8
Holding Companies-Diversified	0.4
Home Builders	1.0
Insurance	1.1
Investment Companies	0.9
Iron/Steel	1.0
Mining	1.3
Miscellaneous Manufacturing	0.5
Oil and Gas	6.5
Pharmaceuticals	3.0
Pipelines	2.5
Real Estate	1.7
Real Estate Investment Trusts	5.6
Retail	2.5
Savings and Loans	1.2
Telecommunications	7.5
Transportation	0.8
Water	1.7
Other Assets and Liabilities, Net	8.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS

ING Global Real Estate Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.4%
		AUSTRALIA: 7.8%
2,370,000		DB RREEF Trust	$2,369,254
1,429,000		Macquarie ProLogis Trust	1,262,440
323,178	@	Westfield Group	4,267,613
			7,899,307
		BELGIUM: 1.2%
25,600		Warehouses De Pauw SCA	1,241,892
			1,241,892
		CANADA: 5.1%
72,300		Calloway Real Estate Investment Trust	1,086,758
86,000		O&Y Real Estate Investment Trust	1,022,366
66,700		RioCan Real Estate Investment Trust	993,444
209,000		Sunrise Senior Living Real Estate Investment Trust	1,996,091
			5,098,659
		FINLAND: 1.1%
114,300		Sponda OYJ	1,142,778
			1,142,778
		FRANCE: 5.5%
19,728		Gecina SA	2,023,239
59,300	@	Nexity	2,087,114
12,400		Unibail	1,475,775
			5,586,128
		GREECE: 2.0%
136,100		Babis Vovos Intl. Technical Co.	2,036,216
			2,036,216
		HONG KONG: 8.0%
212,600		Cheung Kong Holdings Ltd.	1,949,455
573,000		Hang Lung Group Ltd.	999,869
537,000		Hysan Development Co., Ltd.	1,026,492
329,400		Sun Hung Kai Properties Ltd.	3,050,658
320,000		Wharf Holdings Ltd.	1,034,687
			8,061,161
		ITALY: 1.0%
950,000		Beni Stabili S.p.A.	986,162
			986,162
		JAPAN: 9.1%
30,000		Joint Corp.	741,710
231,000		Mitsubishi Estate Co., Ltd.	2,917,561
216,400		Mitsui Fudosan Co., Ltd.	2,691,330
236	@	NTT Urban Development Corp.	1,058,470
100		Orix JREIT, Inc.	656,324
76,300		Sumitomo Realty & Development Co., Ltd.	1,067,541
			9,132,936

PORTFOLIO OF INVESTMENTS

ING Global Real Estate Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.4% (continued)
	NETHERLANDS: 1.9%
14,000	Eurocommercial Properties NV		$496,133
19,000	Rodamco Europe NV		1,441,732
			1,937,865
	SINGAPORE: 2.6%
564,000	Ascendas Real Estate Investment Trust		678,895
980,000	CapitaLand Ltd.		1,370,930
143,000	City Developments Ltd.		598,060
			2,647,885
	SPAIN: 1.2%
28,000	Inmobiliaria Colonial		1,242,967
			1,242,967
	UNITED KINGDOM: 10.2%
87,800	British Land Co. PLC		1,426,112
143,500	Capital & Regional PLC		1,939,891
62,000	Hammerson PLC		991,050
93,250	Land Securities Group PLC		2,425,181
55,000	Liberty Intl. PLC		1,006,578
96,700	Slough Estates PLC		934,774
241,100	Unite Group PLC		1,396,093
			10,119,679
	UNITED STATES: 40.7%
54,900	Archstone-Smith Trust		1,883,070
55,000	Arden Realty, Inc.		1,854,600
40,000	Boston Properties, Inc.		2,311,200
49,800	Camden Property Trust		2,256,438
45,700	Corporate Office Properties Trust SBI MD		1,175,861
40,900	Developers Diversified Realty Corp.		1,625,775
57,300	General Growth Properties, Inc.		1,820,421
145,700	Host Marriott Corp.		2,331,200
42,100	Liberty Property Trust		1,644,005
24,200	Macerich Co.		1,384,482
56,800	Maguire Properties, Inc.		1,343,320
19,400	Mills Corp.		1,085,042
63,200	Omega Healthcare Investors, Inc.		709,104
32,700	Pan Pacific Retail Properties, Inc.		1,893,003
59,600	ProLogis		2,273,144
53,900	Reckson Associates Realty Corp.		1,653,652
37,100	Regency Centers Corp.		1,832,740
45,700	Simon Property Group, Inc.		2,710,010
43,300	SL Green Realty Corp.		2,304,859
36,500	Starwood Hotels & Resorts Worldwide, Inc.		2,112,985
133,200	Trizec Properties, Inc.		2,358,972
106,100	United Dominion Realty Trust, Inc.		2,357,542
			40,921,425
	Total Common Stock (Cost $79,840,487)		98,055,060
	Total Investments In Securities (Cost $79,840,487)*	97.4%	$98,055,060
	Other Assets and Liabilities—Net	2.6%	2,607,388
	Net Assets	100.0%	$100,662,448

PORTFOLIO OF INVESTMENTS

ING Global Real Estate Fund	as of January 31, 2005 (Unaudited)(continued)

Shares	Value

@	Non-income producing security
*	Cost for federal income tax purposes is $82,616,772.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$16,031,625
	Gross Unrealized Depreciation	(593,337)
	Net Unrealized Appreciation	$15,438,288

Industry	Percentage of Net Assets
Building-Heavy Construction	2.0%
Diversified Operations	1.0
Hotels and Motels	2.1
Property Trust	7.8
Real Estate Management/Services	10.6
Real Estate Operations/Development	25.7
Apartments	6.5
Diversified	4.2
Health Care	2.7
Hotels	2.3
Office Property	14.6
Regional Malls	7.0
Shopping Centers	7.4
Warehouse/Industrial	3.5
Other Assets and Liabilities, Net	2.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS

ING Worldwide Growth Fund	as of January 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.5%
		BELGIUM: 1.0%
40,800		Fortis	$1,102,103
			1,102,103
		BERMUDA: 0.7%
22,700		Tyco Intl. Ltd.	820,378
			820,378
		CANADA: 1.1%
7,732		EnCana Corp.	457,159
44,900		Placer Dome, Inc.	763,562
			1,220,721
		CHINA: 0.4%
6,000		Jiangxi Copper Co., Ltd.	3,214
402,000		Maanshan Iron & Steel	145,791
189,000		Weiqiao Textile Co.	287,224
19,000	@	Wumart Stores, Inc.	30,206
			466,435
		DENMARK: 0.4%
21,400		H Lundbeck A/S	430,129
			430,129
		FINLAND: 0.7%
37,200		UPM-Kymmene Oyj	785,213
			785,213
		FRANCE: 3.6%
7,351		Lafarge SA	758,906
6,559		Schneider Electric SA	501,532
8,167		Societe Generale	813,738
8,820		Total SA	1,895,848
			3,970,024
		GERMANY: 3.6%
3,000		Deutsche Bank AG	254,794
14,650		Deutsche Boerse AG	910,439
19,999		RWE AG	1,154,606
18,000		Schering AG	1,215,089
6,246		Siemens AG	498,937
			4,033,865
		GREECE: 0.9%
28,150		Alpha Bank AE	950,419
			950,419
		HONG KONG: 2.4%
630,000		Cathay Pacific Airways Ltd.	1,129,861
175,000		Hang Lung Properties Ltd.	262,575
108,000		Henderson Land Development	512,373
224,000		Hong Kong Exchanges and Clearing Ltd.	558,776
294,000		Sino Land Co.	262,046
			2,725,631

PORTFOLIO OF INVESTMENTS

ING Worldwide Growth Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.5% (continued)
		IRELAND: 0.5%
29,600		Irish Life & Permanent PLC	$531,253
			531,253
		ISRAEL: 0.6%
23,100		Teva Pharmaceutical Industries Ltd. ADR	663,663
			663,663
		JAPAN: 8.7%
85,000		Amano Corp.	839,863
88,600		Chugai Pharmaceutical Co., Ltd.	1,399,053
46,000		Hino Motors Ltd.	329,432
42		INPEX Corp.	209,888
34,000		Isetan Co., Ltd.	403,485
59		Japan Retail Fund Investment Corp.	499,010
43,000		Koyo Seiko Co. Ltd.	593,556
7,900		Kyocera Corp.	569,715
60		Mitsubishi Tokyo Financial Group, Inc.	567,669
76,000		Nomura Holdings, Inc.	999,691
14,000		Promise Co., Ltd.	985,931
64,000		Sekisui House Ltd.	741,959
42,800		Toyota Motor Corp.	1,666,622
			9,805,874
		MALAYSIA: 3.4%
548,100		AMMB Holdings Bhd	473,320
33,200		British American Tobacco Malaysia Bhd	415,000
257,000		Commerce Asset Holdings Bhd	323,390
448,100		Malayan Banking Bhd	1,451,092
241,100		Maxis Communications Bhd	602,616
185,500		Tenaga Nasional Bhd	522,329
			3,787,747
		MEXICO: 0.4%
114,500		Wal-Mart de Mexico SA de CV	394,528
			394,528
		NETHERLANDS: 1.9%
82,400		Aegon NV	1,118,569
25,600	@	ASML Holding NV	419,122
9,982		Royal Dutch Petroleum Co.	583,189
			2,120,880
		NEW ZEALAND: 0.8%
402,600		Fisher & Paykel Healthcare Corp.	904,736
			904,736
		SINGAPORE: 3.4%
97,800	@	CapitaCommercial Trust	87,844
763,500		CapitaLand Ltd.	1,068,066
152,000		DBS Group Holdings Ltd.	1,468,547
136,300		United Overseas Bank Ltd.	1,159,108
			3,783,565
		SPAIN: 1.6%
31,588		Banco Bilbao Vizcaya Argentaria SA	532,866
68,500		Telefonica SA	1,246,844
			1,779,710

PORTFOLIO OF INVESTMENTS

ING Worldwide Growth Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.5% (continued)
		SWEDEN: 0.9%
80,544		Swedish Match AB	$968,985
			968,985
		SWITZERLAND: 4.6%
12,600	@	Credit Suisse Group	507,724
24,486		Novartis AG	1,175,415
14,882		Roche Holding AG	1,587,563
44,800		STMicroelectronics NV	747,793
13,640		UBS AG	1,109,097
			5,127,592
		UNITED KINGDOM: 6.5%
147,800		BP PLC	1,466,798
53,529		GlaxoSmithKline PLC	1,184,094
60,447		Imperial Tobacco Group PLC	1,589,637
719,240		Legal & General Group PLC	1,560,552
14,046		Rio Tinto PLC	439,826
433,412		Vodafone Group PLC	1,120,276
			7,361,183
		UNITED STATES: 50.4%
10,845		3M Co.	914,884
9,330		Abbott Laboratories	420,037
11,060		Air Products & Chemicals, Inc.	651,545
29,890		Alcoa, Inc.	882,054
7,295		Allergan, Inc.	554,055
17,570	@	Alliant Techsystems, Inc.	1,169,811
16,405		Altria Group, Inc.	1,047,131
15,370		American Intl. Group, Inc.	1,018,877
7,165	@	Amgen, Inc.	445,950
23,130	@	Avaya, Inc.	331,916
23,150		Baker Hughes, Inc.	1,002,395
11,500		Bank of America Corp.	533,255
19,795	@	Barr Pharmaceuticals, Inc.	941,252
11,545	@	Biogen Idec, Inc.	749,963
4,750		Boeing Co.	240,350
11,990		Carnival Corp.	690,624
11,200	@	Celgene Corp.	306,208
41,500		Cendant Corp.	977,325
5,900		ChevronTexaco Corp.	320,960
5,200		Chubb Corp.	387,296
39,655	@	Cisco Systems, Inc.	715,376
27,090		Citigroup, Inc.	1,328,765
27,525	@	Comcast Corp.	870,065
9,575		Countrywide Financial Corp.	354,275
16,555		CVS Corp.	767,324
16,575	@	Dell, Inc.	692,172
22,235		Dow Chemical Co.	1,105,079
29,080	@	E*Trade Financial Corp.	399,850
9,050	@	eBay, Inc.	737,575
6,500		Eli Lilly & Co.	352,560
64,710	@	EMC Corp.	847,701
19,025		Exxon Mobil Corp.	981,690
8,800		Fannie Mae	568,304
7,295		General Dynamics Corp.	753,209
60,755		General Electric Co.	2,195,079
17,020	@	Gilead Sciences, Inc.	563,362
12,300		Goldman Sachs Group, Inc.	1,326,555
11,250		Harley-Davidson, Inc.	676,238
6,210	@	Inamed Corp.	429,732
40,760		Intel Corp.	915,062

PORTFOLIO OF INVESTMENTS

ING Worldwide Growth Fund	as of January 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.5% (continued)
		UNITED STATES: 50.4% (continued)
16,205		International Business Machines Corp.	$1,513,871
33,050	@	iShares Goldman Sachs Semiconductor Index Fund	1,644,568
16,015		Johnson & Johnson	1,036,171
12,260		Lehman Brothers Holdings, Inc.	1,117,989
10,810		Marriott Intl., Inc.	682,976
18,370		Merck & Co., Inc.	515,279
61,370		Microsoft Corp.	1,612,804
10,615	@	National-Oilwell, Inc.	391,481
13,525		Nordstrom, Inc.	652,581
41,460	@	Oracle Corp.	570,904
11,460		Oshkosh Truck Corp.	841,049
8,065		PACCAR, Inc.	569,873
27,515	@	Par Pharmaceutical Cos., Inc.	1,042,819
19,355		PepsiCo, Inc.	1,039,364
44,900		Pfizer, Inc.	1,084,784
14,745		Praxair, Inc.	636,247
31,085		Procter & Gamble Co.	1,654,655
17,460		QUALCOMM, Inc.	650,210
17,200		Schlumberger Ltd.	1,170,288
8,670		Sherwin-Williams Co.	374,544
8,545		Starwood Hotels & Resorts Worldwide, Inc.	494,670
23,680	@	Stericycle, Inc.	1,217,862
11,900		Target Corp.	604,163
9,040		United Technologies Corp.	910,147
7,625		Verizon Communications, Inc.	271,374
24,565		Wal-Mart Stores, Inc.	1,287,206
5,360	@	WellPoint, Inc.	651,240
31,315	@	Yahoo!, Inc.	1,102,601
10,255	@	Zimmer Holdings, Inc.	808,607
			56,316,188
		Total Common Stock (Cost $92,329,958)	110,050,822
WARRANTS: 0.0%
2,792	@	Lucent Technologies, Inc.	$3,253
		Total Warrants (Cost $4,635)	3,253
		Total Long-Term Investments (Cost $92,334,593)	110,054,075

Principal Amount		Value

SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreement: 1.2%
$1,361,000	Goldman Sachs Repurchase Agreement dated 01/31/05, 2.480% due 02/01/05, $1,361,094 to be received upon repurchase (Collateralized by $1,445,164 various U.S. Government Agency Obligations, 0.000%, Market Value plus accrued interest $1,399,001 due 08/19/2005 – 05/15/2006)	$1,361,000
	Total Short-Term Investments (Cost $1,361,000)	1,361,000

PORTFOLIO OF INVESTMENTS

ING Worldwide Growth Fund	as of January 31, 2005 (Unaudited)(continued)

Principal Amount	Value

	Total Investments In Securities (Cost $93,695,593)*	99.7%	$111,415,075
	Other Assets and Liabilities—Net	0.3	324,668
	Net Assets	100.0%	$111,739,743
@	Non-income producing security
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $94,808,888.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$18,634,124
	Gross Unrealized Depreciation		(2,027,937)
	Net Unrealized Appreciation		$16,606,187

Industry	Percentage of Net Assets
Aerospace/Defense	2.8%
Agriculture	3.6
Airlines	1
Auto Manufacturers	3
Auto Parts and Equipment	0.5
Banks	10.1
Beverages	0.9
Biotechnology	1.3
Building Materials	0.7
Chemicals	2.5
Commercial Services	0.9
Computers	2.7
Cosmetics/Personal Care	1.5
Diversified Financial Services	8.1
Electric	1.5
Electronics	0.5
Environmental Control	1.1
Forest Products and Paper	0.7
Hand/Machine Tools	0.4
Healthcare-Products	2.8
Healthcare-Services	0.6
Home Builders	0.7
Insurance	3.7
Internet	1.6
Investment Companies	1.5
Iron/Steel	0.1
Leisure Time	1.2
Lodging	1.1
Media	0.8
Metal Fabricate/Hardware	0
Mining	1.9
Miscellaneous Manufacturing	4.7
Oil and Gas	5.3
Oil and Gas Services	2.3
Pharmaceuticals	11.7
Real Estate	1.4
Real Estate Investment Trusts	0.5
Real Estate Oper/Develop	0.5
Retail	3.7
Semiconductors	1.9
Software	2
Telecommunications	4.4
Textiles	0.3
Repurchase Agreement	1.2
Other Assets and Liabilities, Net	0.3
Net Assets	100.0%

SUBSEQUENT EVENT

Effective February 1, 2005, NWQ Investment Management Company, LLC replaced ING Investment Management Co. as Sub-Adviser to the Fund.  Also effective February 1, 2005, the Fund changed its name from ING Worldwide Growth Fund to ING Global Value Choice Fund and changed its investment strategy to focus on value-style investing instead of growth-style investing.

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 30, 2005

By	/s/ Michael J. Roland
Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	March 30, 2005